Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $7,902,440 (comprised of (i) $3,093,000 maximum aggregate offering price with respect to notes linked to the 3M Company, (ii) $4,809,440 maximum aggregate offering price with respect to notes linked to the Bristol-Myers Squibb Company)

Narrative - Max Aggregate Offering Price	$ 7,902,440